Related party transaction (Details Narrative) - 1 months ended Dec. 31, 2020	USD ($)	CNY (¥)
Restructuring Cost and Reserve [Line Items]
Consideration received	$ 1,500,000	¥ 10,500,000
Dandong BF [Member]
Restructuring Cost and Reserve [Line Items]
Consideration received	$ 1,482,600